Fair Value Accounting	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Fair Value Disclosures [Abstract]
Fair Value Accounting

NOTE 2 – FAIR VALUE ACCOUNTING

ASC Topic 820-10, “Fair Value Measurements and Disclosures” establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The statement describes three levels of inputs that may be used to measure fair value:

Level 1- Quoted prices (unadjusted) for identical assets or liabilities in active markets that the Company has the ability to access as of the measurement date.

Level 2- Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3- Significant unobservable inputs that reflect the Company’s assumptions about the factors that market participants would use in pricing an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input within the valuation hierarchy that is significant to the fair value measurement.

The fair value of securities available for sale is determined by obtaining market price quotes from independent third parties wherever such quotes are available (Level 1 inputs); or matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs). Where such quotes are not available, the Company utilizes independent third party valuation analysis to support the Company’s estimates and judgments in determining fair value (Level 3 inputs).

Assets Measured on a Recurring Basis

The following tables present the financial instruments measured at fair value on a recurring basis as of March 31, 2017 and September 30, 2016:

	Fair Value	Quoted Prices in Active Markets for Identical Instruments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
March 31, 2017
Investment securities:
U.S. government agency obligations	$14,576	$—	$14,576	$—
Obligations of states and political subdivisions	32,119	—	32,119	—
Mortgage-backed securities	32,181	—	32,181	—
Federal Agricultural Mortgage Corporation	114	—	114	—
Trust preferred securities	379	—	—	379

Total	$79,369	$—	$78,990	$379

September 30, 2016
Investment securities:
U.S. government agency obligations	$16,407	$—	$16,407	$—
Obligations of states and political subdivisions	34,012	—	34,012	—
Mortgage-backed securities	29,247	—	29,247	—
Federal Agricultural Mortgage Corporation	81	—	81	—
Trust preferred securities	376	—	—	376

Total	$80,123	$—	$79,747	$376

The following table presents additional information about the security available for sale measured at fair value on a recurring basis and for which the Company utilized significant unobservable inputs (Level 3 inputs) to determine fair value for the six months ended March 31, 2017 and year ended September 30, 2016:

	Fair value measurements using significant unobservable inputs (Level 3)
Securities available for sale	Six months ended March 31, 2017	Year ended September 30, 2016
Balance, beginning of period	$376	$—
Payments received	—	—
Total gains or losses (realized/unrealized)
Included in earnings	3	—
Included in other comprehensive income	—	—
Transfers in and/or out of Level 3	—	376

Balance, end of period	$379	$376

Assets Measured on a Nonrecurring Basis

The following tables present the financial instruments measured at fair value on a nonrecurring basis as of March 31, 2017 and September 30, 2016:

	Fair Value	Quoted Prices in Active Markets for Identical Instruments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
March 31, 2017
Foreclosed and repossessed assets, net	$692	$—	$—	$692
Impaired loans with allocated allowances	2,170	—	—	—

Total	$2,862	$—	$—	$692

September 30, 2016
Foreclosed and repossessed assets, net	$776	$—	$—	$776
Impaired loans with allocated allowances	2,412	—	—	2,412

Total	$3,188	$—	$—	$3,188

The fair value of impaired loans referenced above was determined by obtaining independent third party appraisals and/or internally developed collateral valuations to support the Company’s estimates and judgments in determining the fair value of the underlying collateral supporting impaired loans.

The fair value of foreclosed and repossessed assets was determined by obtaining market price valuations from independent third parties wherever such quotes were available for other collateral owned. The Company utilized independent third party appraisals to support the Company’s estimates and judgments in determining fair value for other real estate owned.

The following table represents additional quantitative information about assets measured at fair value on a recurring and nonrecurring basis and for which we have utilized Level 3 inputs to determine their fair value at March 31, 2017.

	Fair Value	Valuation Techniques (1)	Significant Unobservable Inputs (2)	Range
March 31, 2017
Foreclosed and repossessed assets, net	$692	Appraisal value	Estimated costs to sell	10 - 15%
Impaired loans with allocated allowances	$2,170	Appraisal value	Estimated costs to sell	10 - 15%
September 30, 2016
Foreclosed and repossessed assets, net	$776	Appraisal value	Estimated costs to sell	10 - 15%
Impaired loans with allocated allowances	$2,412	Appraisal value	Estimated costs to sell	10 - 15%

(1)	Fair value is generally determined through independent third-party appraisals of the underlying collateral, which generally includes various level 3 inputs which are not observable.
(2)	The fair value basis of impaired loans and real estate owned may be adjusted to reflect management estimates of disposal costs including, but not limited to, real estate brokerage commissions, legal fees, and delinquent property taxes.

Fair Values of Financial Instruments

ASC 825-10 and ASC 270-10, Interim Disclosures about Fair Value Financial Instruments, require disclosures about fair value financial instruments and significant assumptions used to estimate fair value. The estimated fair values of financial instruments not previously disclosed are determined as follows:

Cash and Cash Equivalents

Due to their short-term nature, the carrying amounts of cash and cash equivalents are considered to be a reasonable estimate of fair value and represents a level 1 measurement.

Other Interest-Bearing Deposits

Fair value of interest bearing deposits is estimated using a discounted cash flow analysis based on current interest rates being offered by instruments with similar terms and represents a level 3 measurement.

Non-marketable Equity Securities, at cost

Non-marketable equity securities are comprised of Federal Home Loan Bank stock and Federal Reserve Bank stock carried at cost, which are their redeemable fair values since the market for each category of this stock is restricted and represents a level 1 measurement.

Loans Receivable, net

Fair value is estimated for portfolios of loans with similar financial characteristics. Loans are segregated by type such as real estate, C&I and consumer. The fair value of loans is calculated by discounting scheduled cash flows through the estimated maturity date using market discount rates reflecting the credit and interest rate risk inherent in the loan. The estimate of maturity is based on the Bank’s repayment schedules for each loan classification. The fair value of variable rate loans approximates carrying value. The net carrying value of the loans acquired through the CBN acquisition approximates the fair value of the loans at March 31, 2017. The fair value of loans is considered to be a level 3 measurement.

Impaired Loans (carried at fair value)

Impaired loans are loans in which the Company has measured impairment, generally based on the fair value of the loan’s collateral. Fair value is generally determined based upon independent third-party appraisals of the properties, or discounted cash flows based upon the expected proceeds. These assets are included as Level 3 fair values, based upon the lowest level of input that is significant to the fair value measurements.

Foreclosed Assets (carried at fair value)

Foreclosed assets are the only non-financial assets valued on a non-recurring basis which are held by the Company at fair value, less cost to sell. At foreclosure or repossession, if the fair value, less estimated costs to sell, of the collateral acquired (real estate, vehicles, equipment) is less than the Company’s recorded investment in the related loan, a write-down is recognized through a charge to the allowance for loan losses. Additionally, valuations are periodically performed by management and any subsequent reduction in value is recognized by a charge to income. The fair value of foreclosed assets held-for-sale is estimated using Level 3 inputs based on observable market data.

Accrued Interest Receivable and Payable

Due to their short-term nature, the carrying amounts of accrued interest receivable and payable are considered to be a reasonable estimate of fair value and represents a level 1 measurement.

Deposits

The fair value of deposits with no stated maturity, such as demand deposits, savings accounts, and money market accounts, is the amount payable on demand at the reporting date and represents a level 1 measurement. The fair value of fixed rate certificate accounts is calculated by using discounted cash flows applying interest rates currently being offered on similar certificates and represents a level 3 measurement. The net carrying value of fixed rate certificate accounts acquired through the CBN acquisition approximates the fair value of the certificates at March 31, 2017 and represents a level 3 measurement.

Federal Home Loan Bank (“FHLB”) Advances

The fair value of long-term borrowed funds is estimated using discounted cash flows based on the Bank’s current incremental borrowing rates for similar borrowing arrangements. The carrying value of short-term borrowed funds approximates their fair value and represents a level 2 measurement.

Off-Balance Sheet Instruments

The fair value of off-balance sheet commitments would be estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements, the current interest rates, and the present creditworthiness of the customers. Since this amount is immaterial to the Company’s consolidated financial statements, no amount for fair value is presented. The table below represents what we would receive to sell an asset or what we would have to pay to transfer a liability in an orderly transaction between market participants at the measurement date. The carrying amount and estimated fair value of the Company’s financial instruments as of the dates indicated below were as follows:

		March 31, 2017		September 30, 2016
	Valuation Method Used	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	(Level 1)	$19,850	$19,850	$10,046	$10,046
Interest-bearing deposits	(Level 1)	745	754	745	760
Securities available for sale	See above	79,369	79,369	80,123	80,123
Securities held to maturity	(Level II )	5,984	6,117	6,669	6,944
Non-marketable equity securities, at cost	(Level II )	4,412	4,412	5,034	5,034
Loans receivable, net	(Level III )	528,973	537,658	568,371	585,679
Accrued interest receivable	(Level 1)	1,982	1,982	2,032	2,032
Financial liabilities:
Deposits	(Level III )	$530,929	$534,646	$557,677	$561,919
FHLB advances	(Level III )	60,491	60,233	59,291	59,557
Other borrowings	(Level 1)	11,000	11,000	11,000	11,000
Other liabilities	(Level 1)	1,489	1,489	3,231	3,231
Accrued interest payable	(Level 1)	164	164	122	122

NOTE 4 – FAIR VALUE ACCOUNTING

ASC Topic 820-10, “Fair Value Measurements and Disclosures” establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The topic describes three levels of inputs that may be used to measure fair value:

Level 1- Quoted prices (unadjusted) for identical assets or liabilities in active markets that the Company has the ability to access as of the measurement date.

Level 2- Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3- Significant unobservable inputs that reflect the Company’s assumptions about the factors that market participants would use in pricing an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input within the valuation hierarchy that is significant to the fair value measurement.

The fair value of securities available for sale is determined by obtaining market price quotes from independent third parties wherever such quotes are available (Level 1 inputs); or matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs). Where such quotes are not available, we utilize independent third party valuation analysis to support our own estimates and judgments in determining fair value (Level 3 inputs).

Assets Measured on a Recurring Basis

The following tables present the financial instruments measured at fair value on a recurring basis as of September 30, 2016 and 2015.

	Fair Value	Quoted Prices in Active Markets for Identical Instruments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
September 30, 2016
Investment securities:
U.S. government agency obligations	$16,407	$—	$16,407	$—
Obligations of states and political subdivisions	34,012	—	34,012	—
Mortgage-backed securities	29,247	—	29,247	—
Federal Agricultural Mortgage Corporation	81	—	81	—
Trust Preferred Securities	376	—	—	376

Total	$80,123	$—	$79,747	$376

September 30, 2015
Investment securities:
U.S. government agency obligations	$15,020	$—	$15,020	$—
Obligations of states and political subdivisions	27,407	—	27,407	—
Mortgage-backed securities	37,440	—	37,440	—
Federal Agricultural Mortgage Corporation	54	—	54	—

Total	$79,921	$—	$79,921	$—

The following table presents additional information about the security available for sale measured at fair value on a recurring basis and for which the Company utilized significant unobservable inputs (Level 3 inputs) to determine fair value for the year ended September 30, 2016 and 2015:

	Fair value measurements using significant unobservable inputs (Level 3)
	2016	2015
Securities available for sale
Balance, beginning of year	$—	$—
Payments received	—	—
Total gains or losses (realized/unrealized)
Included in earnings	—	—
Included in other comprehensive income	—	—
Transfers in and/or out of Level 3	376	—

Balance, end of year	$376	$—

There were no transfers in or out of Level 1 and Level 2 fair value measurements during the years ended September 30, 2016 and 2015. The trust preferred security discussed below, which was obtained as part of the CBN acquisition, is the only transfer into or out of Level 3 during the same periods. There were no losses included in earnings attributable to the change in unrealized gains or losses relating to the available-for-sale securities above with fair value measurements utilizing significant unobservable inputs for the years ended September 30, 2016 and 2015, respectively.

The Level 3 securities consists of one private placement collateralized debt obligation security, backed by trust preferred securities. The market for this security at September 30, 2016 was not active, and markets for similar securities was equally inactive. The new issue market is also inactive and there are currently very few market participants willing or able to transact for these securities.

The Company utilized an independent third party to value the Level 3 security using a discounted cash flow analysis. The estimated cash flows are based on specific assumptions about defaults, deferrals and prepayments of the underlying trust preferred securities.

Assets Measured on a Nonrecurring Basis

The following tables present the financial instruments measured at fair value on a nonrecurring basis as of September 30, 2016 and 2015:

	Fair Value	Quoted Prices in Active Markets for Identical Instruments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
September 30, 2016
Foreclosed and repossessed assets, net	$776	$—	$—	$776
Impaired loans with allocated allowances	2,412	—	—	2,412

Total	$3,188	$—	$—	$3,188

September 30, 2015
Foreclosed and repossessed assets, net	$902	$—	$—	$902
Impaired loans with allocated allowances	2,349	—	—	2,349

Total	$3,251	$—	$—	$3,251

The fair value of impaired loans referenced above was determined by obtaining independent third party appraisals and/or internally developed collateral valuations to support the Company’s estimates and judgments in determining the fair value of the underlying collateral supporting impaired loans.

The fair value of foreclosed and repossessed assets referenced above was determined by obtaining market price valuations from independent third parties wherever such quotes were available for other collateral owned. The Company utilized independent third party appraisals to support the Company’s estimates and judgments in determining fair value for other real estate owned.

The following table represents additional quantitative information about assets measured at fair value on a recurring and nonrecurring basis and for which we have utilized Level 3 inputs to determine their fair value at September 30, 2016.

	Fair Value	Valuation Techniques (1)	Significant Unobservable Inputs (2)	Range
September 30, 2016
Foreclosed and repossessed assets, net	$776	Appraisal value	Estimated costs to sell	10 - 15%
Impaired loans with allocated allowances	$2,412	Appraisal value	Estimated costs to sell	10 - 15%
September 30, 2015
Foreclosed and repossessed assets, net	$902	Appraisal value	Estimated costs to sell	10 - 15%
Impaired loans with allocated allowances	$2,349	Appraisal value	Estimated costs to sell	10 - 15%

(1)	Fair value is generally determined through independent third-party appraisals of the underlying collateral, which generally includes various level 3 inputs which are not observable.
(2)	The fair value basis of impaired loans and real estate owned may be adjusted to reflect management estimates of disposal costs including, but not limited to, real estate brokerage commissions, legal fees, and delinquent property taxes.

Fair Values of Financial Instruments

ASC 825-10 and ASC 270-10, Interim Disclosures about Fair Value Financial Instruments, require disclosures about fair value financial instruments and significant assumptions used to estimate fair value. The estimated fair values of financial instruments not previously disclosed are determined as follows:

Cash and Cash Equivalents (carried at cost)

Due to their short-term nature, the carrying amounts of cash and cash equivalents are considered to be a reasonable estimate of fair value and represents a level 1 measurement.

Other Interest Bearing Deposits (carried at cost)

Fair value of interest bearing deposits is estimated using a discounted cash flow analysis based on current interest rates being offered by instruments with similar terms and represents a level 3 measurement.

Non-marketable Equity Securities, (carried at cost)

Non-marketable equity securities are comprised of Federal Home Loan Bank stock and Federal Reserve Bank stock carried at cost, which are their redeemable fair value since the market for each category of this stock is restricted and represents a level 1 measurement.

Loans Receivable, net (carried at cost)

Fair value is estimated for portfolios of loans with similar financial characteristics. Loans are segregated by type such as real estate, C&I and consumer. The fair value of loans is calculated by discounting scheduled cash flows through the estimated maturity date using market discount rates reflecting the credit and interest rate risk inherent in the loan. The estimate of maturity is based on the Bank’s repayment schedules for each loan classification. The fair value of variable rate loans approximates carrying value. The net carrying value of the loans acquired through the CBN acquisition approximates the fair value of the loans at September 30, 2016. The fair value of loans is considered to be a level 3 measurement.

Impaired Loans (carried at fair value)

Impaired loans are loans in which the Company has measured impairment, generally based on the fair value of the loan’s collateral. Fair value is generally determined based upon independent third-party appraisals of the properties, or discounted cash flows based upon the expected proceeds. These assets are included as Level 3 fair values, based upon the lowest level of input that is significant to the fair value measurements.

Foreclosed Assets (carried at fair value)

Foreclosed assets are the only non-financial assets valued on a non-recurring basis which are held by the Company at fair value, less cost to sell. At foreclosure or repossession, if the fair value, less estimated costs to sell, of the collateral acquired (real estate, vehicles, equipment) is less than the Company’s recorded investment in the related loan, a write-down is recognized through a charge to the allowance for loan losses. Additionally, valuations are periodically performed by management and any subsequent reduction in value is recognized by a charge to income. The fair value of foreclosed assets held-for-sale is estimated using Level 3 inputs based on observable market data.

Accrued Interest Receivable and Payable (carried at cost)

Due to their short-term nature, the carrying amounts of accrued interest receivable and payable are considered to be a reasonable estimate of fair value and represents a level 1 measurement.

Deposits (carried at cost)

The fair value of deposits with no stated maturity, such as demand deposits, savings accounts, and money market accounts, is the amount payable on demand at the reporting date. The fair value of fixed rate certificate accounts is calculated by using discounted cash flows applying interest rates currently being offered on similar certificates and represents a level 3 measurement. The net carrying value of fixed rate certificate accounts acquired through the CBN acquisition approximates the fair value of the loans at September 30, 2016 and represents a level 3 measurement.

Federal Home Loan Bank Advances (carried at cost)

The fair value of long-term borrowed funds is estimated using discounted cash flows based on the Bank’s current incremental borrowing rates for similar borrowing arrangements. The carrying value of short-term borrowed funds approximates their fair value and represents a level 2 measurement.

Off-Balance-Sheet Instruments (disclosed at cost)

The fair value of off-balance sheet commitments would be estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements, the current interest rates, and the present creditworthiness of the customers. Since this amount is immaterial to the Company’s consolidated financial statements, no amount for fair value is presented.

The table below represents what we would receive to sell an asset or what we would have to pay to transfer a liability in an orderly transaction between market participants at the measurement date. The carrying amount and estimated fair value of the Company’s financial instruments as of the dates indicated below were as follows:

			September 30, 2016		September 30, 2015
	Valuation Method Used		Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	(Level I	)	$10,046	$10,046	$23,872	$23,872
Interest-bearing deposits	(Level I	)	745	760	2,992	3,022
Securities available for sale “AFS”	See above		80,123	80,123	79,921	79,921
Securities held to maturity “HTM”	(Level II	)	6,669	6,944	8,012	8,219
Non-marketable equity securities, at cost	(Level II	)	5,034	5,034	4,626	4,626
Loans receivable, net	(Level III	)	568,371	585,679	444,014	462,227
Accrued interest receivable	(Level I	)	2,032	2,032	1,574	1,574
Financial liabilities:
Deposits	(Level III	)	$557,677	$561,919	$456,298	$460,450
FHLB advances	(Level III	)	59,291	59,557	58,891	59,357
Other borrowings	(Level I	)	11,000	11,000	—	—
Other liabilities	(Level I	)	3,353	3,353	3,505	3,505
Accrued interest payable	(Level I	)	122	122	18	18